Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Parenthetical) (Detail) R$ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2017 USD ($)
Discontinued Operations [Line Items]
Weight average cost of capital		17.10%	19.00%
Growth rate to extrapolate the cash flows projections		1.50%	1.50%
Unitel S.A. ("Unitel")]
Discontinued Operations [Line Items]
Unpaid dividends | $				$ 796
Fair value of the investment | R$		R$ 1,920	R$ 1,995
Percentage of interest in financial investment		25.00%	25.00%	25.00%
Africatel Holding BV | Samba Luxco
Discontinued Operations [Line Items]
Percentage of ownership after disposal	14.00%	14.00%
Africatel Holding BV | Minimum | Samba Luxco
Discontinued Operations [Line Items]
Weight average cost of capital		11.70%
Percentage of ownership after disposal		14.00%
Africatel Holding BV | Maximum | Samba Luxco
Discontinued Operations [Line Items]
Weight average cost of capital		17.70%